INCOME AND SOCIAL CONTRIBUTION TAXES - Changes in net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	R$ 2,830,333	R$ 3,331,792	R$ 3,553,806
Recognized in income	(670,061)	(407,407)	(199,573)
Others	(8,396)	(3,687)
Acquisition of subsidiary			(86,093)
Comprehensive Income	(83,740)	(90,365)	63,652
Balance as of end of the year	2,068,136	2,830,333	3,331,792
Tax loss carryforward
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	649,849	1,220,485	1,341,464
Recognized in income	17,112	(556,480)	(157,207)
Others	41	(24,312)
Comprehensive Income	(27,956)	10,156	36,228
Balance as of end of the year	639,046	649,849	1,220,485
Social contribution tax losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	123,087	290,276	350,810
Recognized in income	50,492	(187,814)	(60,534)
Others		20,625
Balance as of end of the year	173,579	123,087	290,276
Provision for tax, civil and labor liabilities
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	422,752	385,463	242,794
Recognized in income	108,240	37,256	140,871
Others	(5,295)
Comprehensive Income	(539)	33	1,798
Balance as of end of the year	525,158	422,752	385,463
Benefits granted to employees
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	298,617	392,257	294,031
Recognized in income	(88)	(35,812)	(6,848)
Comprehensive Income	(98,756)	(57,828)	105,074
Balance as of end of the year	199,773	298,617	392,257
Other temporary differences
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	359,074	501,114	575,719
Recognized in income	(191,137)	(144,352)	(114,627)
Comprehensive Income	179,114	2,312	40,022
Balance as of end of the year	347,051	359,074	501,114
Deferred exchange variance
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	1,569,311	1,057,541	1,177,428
Recognized in income	(735,097)	511,763	(119,178)
Comprehensive Income	121	7	(709)
Balance as of end of the year	834,335	1,569,311	1,057,541
Provision for losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	36,264	35,520	23,618
Recognized in income	7,607	6,576	11,740
Comprehensive Income	(134)	(5,832)	162
Balance as of end of the year	43,737	36,264	35,520
Fair value adjustments on businesses acquired
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	(628,621)	(550,864)	(452,058)
Recognized in income	72,810	(38,544)	106,210
Others	(3,142)
Acquisition of subsidiary			(86,093)
Comprehensive Income	(135,590)	(39,213)	(118,923)
Balance as of end of the year	R$ (694,543)	R$ (628,621)	R$ (550,864)